SCHEDULE OF CREDIT FACILITY AND OTHER LOANS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Term Loan		$ 28,855	$ 1,000
Less discounts		(450)
Total credit facility, net of discount and deposits		28,855	1,000
Line of Credit [Member]
Short-Term Debt [Line Items]
Less discounts		(247)	(376)
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Term Loan		28,000	27,750
Total credit facility, net of discount and deposits		28,000	$ 27,750
Term Loan [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Term Loan		1,102
Total credit facility, net of discount and deposits		$ 1,102